AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

Portfolio of Investment

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.7%
Long-Term Municipal Bonds – 98.7%
Alabama – 5.1%
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031	$1,000	$1,046,418
Black Belt Energy Gas District (Goldman Sachs Group) Series 2026-H 5.00%, 01/01/2034	1,000	1,037,990
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	325	334,252
Energy Southeast A Cooperative District (Pacific Life Insurance) Series 2026 5.25%, 11/01/2037(a)	1,000	1,052,961

		3,471,621

Alaska – 0.2%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	109,178

Arizona – 3.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	200	202,044
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(b)	125	113,022
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.375%, 07/01/2058(b)	150	145,269
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-A 5.00%, 01/01/2044	1,000	1,052,594
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,016,656

		2,529,585

Arkansas – 0.4%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 7.375%, 07/01/2056(b)	250	258,444

California – 11.0%
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	400	414,782
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	350	355,673

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$250	$262,256
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 5.00%, 04/01/2056	100	105,168
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	100	78,816
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	100	63,500
California Municipal Finance Authority (SAC Health System) Series 2026 6.00%, 09/01/2056	1,000	1,085,871
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	200	207,279
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.50%, 05/15/2055	100	103,912
Series 2026-B 5.25%, 05/15/2043(a)	1,000	1,058,607
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(b)	100	67,251
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	93,193
Series 2022 5.00%, 06/01/2051	360	349,865
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) BAM Series 2025-A 5.00%, 07/01/2053	500	505,927
Series 2026-A 5.00%, 07/01/2044	300	310,149
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2024-B 5.00%, 07/01/2037	1,000	1,078,352
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2035	1,000	1,055,558
University of California (University of California) Series 2026-C 5.25%, 11/15/2041	250	274,245

		7,470,404

	Principal Amount (000)	U.S. $ Value

Colorado – 2.9%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2036	$1,000	$1,054,862
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.80%, 04/01/2054(b)	100	95,733
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	750	784,008

		1,934,603

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.50%, 10/01/2055	100	102,708

District of Columbia – 1.7%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(b)	100	102,399
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	1,000	1,041,250

		1,143,649

Florida – 7.4%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(b)	100	100,757
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	500	496,830
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(b)	100	97,680
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2035	1,000	1,071,901
Series 2025-A 5.50%, 10/01/2055	990	1,019,852
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-A 5.00%, 10/01/2055	1,000	1,010,699
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2026-A 5.50%, 10/01/2056(a)	1,000	1,035,521
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	100	97,553

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.25%, 06/01/2059(b)	$100	$93,892

		5,024,685

Georgia – 1.8%
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	200	201,056
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2022 5.00%, 07/01/2052 1,000 991,213

		1,192,269

Guam – 0.4%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	250	262,655

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	100	65,583

Illinois – 6.9%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.00%, 12/01/2034	150	150,960
6.00%, 12/01/2049	300	303,870
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2025-A 5.25%, 01/01/2040	1,000	1,054,232
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.50%, 12/01/2056	575	597,008
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	90	87,678
City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) BAM Series 2026 5.25%, 11/01/2061	1,500	1,530,793
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(c)	350	262,811
Series 2020 5.00%, 06/15/2050	310	306,962
State of Illinois (State of Illinois) Series 2023-B 5.50%, 05/01/2047	350	361,787

		4,656,101

	Principal Amount (000)	U.S. $ Value

Indiana – 1.6%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(b)	$100	$100,333
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	100	100,483
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	90,240
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	153,255
BAM Series 2023 5.25%, 03/01/2067	500	508,704
Series 2023-F 7.75%, 03/01/2067	100	107,620

		1,060,635

Iowa – 0.2%
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	150	156,843

Kentucky – 1.1%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	740	772,580

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(b)	200	203,434

Maryland – 2.6%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	570	571,240
Maryland Economic Development Corp. (State of Maryland) Series 2025 5.00%, 06/01/2048	1,000	1,022,470
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	150	153,697

		1,747,407

Massachusetts – 4.7%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2021-B 2.00%, 04/01/2050	180	101,924
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	835	871,285

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.25%, 07/01/2055	$100	$103,695
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.50%, 12/01/2056	1,000	1,038,474
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2025 5.25%, 02/15/2050	1,000	1,043,395

		3,158,773

Nebraska – 1.5%
Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.00%, 01/01/2051	1,000	1,015,647

New Hampshire – 0.4%
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	150	150,940
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.50%, 06/01/2055	100	102,804

		253,744

New York – 14.3%
City of New York NY (City of New York NY) Series 2024-C 5.00%, 09/01/2048	1,000	1,010,375
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	575	440,000
Series 2024-A 5.25%, 11/15/2049	510	522,015
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2024 5.00%, 06/15/2048	1,000	1,023,523
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	1,000	1,006,524
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	500	393,101
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.00%, 03/15/2055	1,210	1,220,609
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	1,000	987,970
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	100	106,173

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	$100	$101,333
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,835	1,839,216
5.25%, 05/15/2064	1,000	1,012,210

		9,663,049

North Carolina – 1.0%
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	600	631,221
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2052	250	67,288

		698,509

Ohio – 2.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	500	381,730
County of Cuyahoga OH (County of Cuyahoga OH) Series 2026 5.50%, 12/01/2061	1,000	1,054,116

		1,435,846

Oklahoma – 0.2%
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	100	108,328

Oregon – 2.6%
Clackamas & Washington Counties School District No. 3 (Clackamas & Washington Counties School District No. 3) Series 2026-B 5.00%, 06/15/2046	1,250	1,307,809
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022–2 4.00%, 07/01/2047	500	441,256

		1,749,065

Pennsylvania – 2.0%
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	120	120,587
Pennsylvania State University (The) (Pennsylvania State University) Series 2023 5.25%, 09/01/2053	1,000	1,030,463
Philadelphia Authority for Industrial Development (Children’s Hospital of Philadelphia Obligated Group) Series 2024 5.50%, 07/01/2053	205	215,996

		1,367,046

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2051	$100	$26,080

South Carolina – 2.5%
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	500	517,282
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-B 5.25%, 12/01/2054	1,175	1,201,057

		1,718,339

Tennessee – 2.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(b)	280	270,382
Series 2016-B Zero Coupon, 12/01/2031(b)	100	75,563
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2026-B 5.00%, 07/01/2040	375	390,273
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(b)	875	828,620

		1,564,838

Texas – 6.5%
City of Austin TX Special Tax Revenue (City of Austin TX Special Tax Revenue) Series 2026 5.50%, 11/15/2061	1,000	1,041,825
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	100	104,833
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	1,000	1,039,655
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.50%, 11/01/2050	1,000	1,036,387
Dallas Metrocare Services (State of Texas) Series 2025 5.25%, 11/01/2065	1,000	1,008,276
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2046	335	107,422
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(b)	100	89,615

		4,428,013

	Principal Amount (000)	U.S. $ Value

Utah – 0.2%
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	$100	$102,664

Virginia – 1.9%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	933,079
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	100	100,802
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	108,146
Virginia College Building Authority (Regent University Obligated Group) Series 2025 6.00%, 06/01/2055	150	154,095

		1,296,122

Washington – 6.1%
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2050	1,000	1,034,945
King County Public Hospital District No. 2 (King County Public Hospital District No. 2) Series 2024 5.25%, 12/01/2045	1,050	1,088,671
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	985,096
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,032,779

		4,141,491

Wisconsin – 2.8%
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(b)	100	96,871
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	200	203,974
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	1,550	1,590,452

		1,891,297

Total Long-Term Municipal Bonds (cost $67,737,239)		66,781,235

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 3.0%
Idaho – 1.9%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.95%, 03/01/2048(d)	$250	$250,000
State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027	1,000	1,010,882

		1,260,882

Nevada – 1.1%
County of Clark Department of Aviation (County of Clark Dept. of Aviation) Series 2014-D 2.30%, 07/01/2040(d)	750	750,000

Total Short-Term Municipal Notes (cost $2,010,827)		2,010,882

Total Municipal Obligations (cost $69,748,066)		68,792,117

	Shares

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(e) (f) (g) (cost $1,000,218)	1,000,218	1,000,218

Total Investments – 103.2% (cost $70,748,284)(h)		69,792,335
Other assets less liabilities – (3.2)%		(2,158,387)

Net Assets – 100.0%		$67,633,948

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.01%	USD	480	$(42,782)	$(17,206)	$(25,576)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	380	10/15/2028	CPI#	2.565%	Maturity	$(3,237)	$—	$(3,237)
USD	866	10/15/2029	2.451%	CPI#	Maturity	11,544	—	11,544
USD	634	10/15/2029	2.499%	CPI#	Maturity	6,987	—	6,987
USD	480	10/15/2029	2.485%	CPI#	Maturity	5,615	—	5,615
USD	1,400	10/15/2030	2.615%	CPI#	Maturity	3,454	—	3,454
USD	400	10/15/2030	CPI#	2.531%	Maturity	(3,644)	—	(3,644)

						$20,719	$—	$20,719

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	70	01/13/2045	1 Day SOFR	4.189%	Annual	$(3,253)	$—	$(3,253)
USD	1,200	05/15/2046	1 Day SOFR	4.405%	Annual	(28,963)	—	(28,963)
USD	1,000	05/15/2046	1 Day SOFR	4.273%	Annual	(41,481)	—	(41,481)
USD	600	06/15/2046	1 Day SOFR	4.348%	Annual	(19,625)	—	(19,625)
USD	600	06/15/2046	1 Day SOFR	4.377%	Annual	(17,414)	—	(17,414)
USD	400	08/15/2046	1 Day SOFR	4.466%	Annual	(7,339)	—	(7,339)
USD	600	05/05/2055	4.148%	1 Day SOFR	Annual	40,024	—	40,024
USD	500	05/05/2055	4.135%	1 Day SOFR	Annual	34,452	—	34,452
USD	400	11/15/2055	3.943%	1 Day SOFR	Annual	39,693	—	39,693
USD	60	11/15/2055	4.114%	1 Day SOFR	Annual	4,234	—	4,234
						$328	$—	$328

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $2,881,583 or 4.3% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $346,219 and gross unrealized depreciation of investments was $1,306,697, resulting in net unrealized depreciation of $960,478.

As of August 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

ID – Improvement District

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$66,781,235	$-0-	$66,781,235
Short-Term Municipal Notes	-0-	2,010,882	-0-	2,010,882
Short-Term Investments	1,000,218	-0-	-0-	1,000,218

Total Investments in Securities	1,000,218	68,792,117	-0-	69,792,335
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	27,600	-0-	27,600
Centrally Cleared Interest Rate Swaps	-0-	118,403	-0-	118,403
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(42,782)	-0-	(42,782)
Centrally Cleared Inflation (CPI) Swaps	-0-	(6,881)	-0-	(6,881)
Centrally Cleared Interest Rate Swaps	-0-	(118,075)	-0-	(118,075)

Total	$1,000,218	$68,770,382	$-0-	$69,770,600

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$816	$30,114	$29,930	$1,000	$36